Other disclosures - Risk Management and Principal Risks - Credit exposures by internal PD grade (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 339,115	£ 326,406
ECL coverage	1.80%	2.00%
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 345,423	£ 333,176
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	299,266	281,226
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	38,234	43,447
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	7,923	8,503
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	6,308	6,770
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	707	688
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	707	688
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,373	2,715
Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 24,395	£ 20,254
ECL coverage	0.40%	0.20%
Contingent liabilities [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 24,484	£ 20,299
Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	22,380	18,590
Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,749	1,635
Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	355	74
Contingent liabilities [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	89	45
Contingent liabilities [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	27	16
Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	57	27
Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	5	2
Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 316,543	£ 312,274
ECL coverage	0.10%	0.10%
Loan commitments [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 316,776	£ 312,500
Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	298,760	291,399
Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	17,436	20,491
Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	580	610
Loan commitments [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	233	226
Loan commitments [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	70	83
Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	113	123
Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	50	20
11.35% to 100% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
11.35% to 100% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	355	74
11.35% to 100% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
11.35% to 100% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	5	2
100% | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,695	£ 5,136
ECL coverage	40.70%	39.60%
100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 7,923	£ 8,503
100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	299,266	281,226
100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	7,923	8,503
100% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,228	3,367
100% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	707	688
100% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 350	£ 530
ECL coverage	1.40%	8.60%
100% | Contingent liabilities [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 355	£ 74
100% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Contingent liabilities [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	5	2
100% | Contingent liabilities [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 72	£ 590
ECL coverage	2.70%	3.30%
100% | Loan commitments [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 580	£ 610
100% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	580	610
100% | Loan commitments [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	50	20
100% | Loan commitments [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
100% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	50	20
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 93,582	£ 70,582
ECL coverage	0.00%	0.10%
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 93,608	£ 70,629
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	91,993	69,216
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,615	1,413
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	26	47
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	13	26
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	13	26
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	13	21
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 7,062	£ 6,708
ECL coverage	0.00%	0.00%
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 7,065	£ 6,711
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	6,947	6,674
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	118	37
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	3	3
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	3	3
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 86,930	£ 82,602
ECL coverage	0.00%	0.00%
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 86,933	£ 82,607
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	85,908	80,971
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,025	1,636
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	3	5
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2	3
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1	2
Strong (including investment grade) [Member] | 0.0 to less than 0.05% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 100,348	£ 75,583
ECL coverage	0.00%	0.00%
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 100,372	£ 75,602
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	92,668	72,460
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	7,704	3,142
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	24	19
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	12	6
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	12	6
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	12	13
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,238	£ 3,815
ECL coverage	0.00%	0.00%
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,239	£ 3,816
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	4,199	3,687
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	40	129
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 71,995	£ 55,733
ECL coverage	0.00%	0.00%
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 72,001	£ 55,737
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	70,112	54,239
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,889	1,498
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	6	4
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	5	3
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Strong (including investment grade) [Member] | 0.05 to less than 0.15% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 33,603	£ 51,850
ECL coverage	0.10%	0.10%
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 33,631	£ 51,900
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	29,187	47,172
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	4,444	4,728
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	28	50
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	23	37
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	23	37
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	5	13
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,055	£ 1,487
ECL coverage	0.00%	0.10%
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,056	£ 1,488
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,953	1,433
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	103	55
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 54,350	£ 37,532
ECL coverage	0.00%	0.00%
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 54,359	£ 37,537
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	53,340	36,714
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,019	823
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	9	5
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	8	4
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Strong (including investment grade) [Member] | 0.15 to less than 0.30% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 37,340	£ 47,491
ECL coverage	0.30%	0.20%
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 37,447	£ 47,588
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	34,515	43,315
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,932	4,273
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	107	97
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	91	77
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	91	77
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	16	20
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,683	£ 3,424
ECL coverage	0.10%	0.10%
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,687	£ 3,428
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	4,551	3,206
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	136	222
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	4	4
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2	1
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2	3
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 45,675	£ 36,058
ECL coverage	0.00%	0.00%
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 45,689	£ 36,070
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	44,097	34,587
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,592	1,483
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	14	12
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	13	11
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1	1
Strong (including investment grade) [Member] | 0.30 to less than 0.60% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 39,634	£ 47,798
ECL coverage	1.00%	1.20%
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 40,031	£ 48,392
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	35,690	38,831
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	4,341	9,561
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	397	594
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	210	255
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	210	255
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	187	339
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 3,168	£ 3,043
ECL coverage	0.50%	0.30%
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 907	£ 3,052
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,529	2,543
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	654	509
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	12	9
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	7	3
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	8	6
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 40,011	£ 66,315
ECL coverage	0.10%	0.10%
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 8,770	£ 66,359
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	36,112	62,217
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,955	4,142
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	63	44
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	30	32
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	26	12
Satisfactory (BB+ to B) [member] | 0.60 to less than 2.15% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 17,018	£ 14,532
ECL coverage	6.70%	7.60%
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 18,231	£ 15,726
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	9,041	6,920
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	9,190	8,806
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,213	1,194
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	232	202
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	232	202
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	981	992
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 895	£ 712
ECL coverage	1.30%	0.60%
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 593	£ 716
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	663	464
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	244	252
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	18	4
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	4	1
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	8	3
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 8,707	£ 27,399
ECL coverage	0.70%	0.30%
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,768	£ 27,469
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	4,913	20,824
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,857	6,645
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	11	70
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	8	26
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	55	44
Satisfactory (BB+ to B) [member] | 2.15 to less than 10% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 8,698	£ 9,143
ECL coverage	1.90%	2.50%
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 8,864	£ 9,380
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	5,235	2,979
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,629	6,401
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	166	237
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	62	51
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	62	51
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	104	186
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 575	£ 726
ECL coverage	3.00%	1.50%
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 399	£ 737
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	421	534
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	172	203
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	30	11
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	9	6
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	9	5
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,757	£ 2,094
ECL coverage	0.20%	1.20%
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,609	£ 2,119
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,662	1,100
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,106	1,019
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	21	25
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	4	1
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	7	24
Satisfactory (BB+ to B) [member] | 10 to less than 11.35% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher risk (B- and below) [member] | 11.35% to 100% | Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 4,197	£ 4,291
ECL coverage	21.00%	21.40%
Higher risk (B- and below) [member] | 11.35% to 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 5,316	£ 5,456
Higher risk (B- and below) [member] | 11.35% to 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	937	333
Higher risk (B- and below) [member] | 11.35% to 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	4,379	5,123
Higher risk (B- and below) [member] | 11.35% to 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher risk (B- and below) [member] | 11.35% to 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | ECL [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,119	1,165
Higher risk (B- and below) [member] | 11.35% to 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	64	34
Higher risk (B- and below) [member] | 11.35% to 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	64	34
Higher risk (B- and below) [member] | 11.35% to 100% | Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,055	1,131
Higher risk (B- and below) [member] | 11.35% to 100% | Contingent liabilities [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 369	£ 267
ECL coverage	7.50%	3.60%
Higher risk (B- and below) [member] | 11.35% to 100% | Contingent liabilities [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 399	£ 277
Higher risk (B- and below) [member] | 11.35% to 100% | Contingent liabilities [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	117	49
Higher risk (B- and below) [member] | 11.35% to 100% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	282	228
Higher risk (B- and below) [member] | 11.35% to 100% | Contingent liabilities [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher risk (B- and below) [member] | 11.35% to 100% | Contingent liabilities [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	30	10
Higher risk (B- and below) [member] | 11.35% to 100% | Contingent liabilities [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher risk (B- and below) [member] | 11.35% to 100% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	30	10
Higher risk (B- and below) [member] | 11.35% to 100% | Contingent liabilities [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher risk (B- and below) [member] | 11.35% to 100% | Loan commitments [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 2,588	£ 3,951
ECL coverage	0.80%	1.00%
Higher risk (B- and below) [member] | 11.35% to 100% | Loan commitments [member] | Gross exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 580	£ 610
Higher risk (B- and below) [member] | 11.35% to 100% | Loan commitments [member] | Gross exposure [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	616	747
Higher risk (B- and below) [member] | 11.35% to 100% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,993	3,245
Higher risk (B- and below) [member] | 11.35% to 100% | Loan commitments [member] | Gross exposure [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Higher risk (B- and below) [member] | 11.35% to 100% | Loan commitments [member] | Impairment allowance [member]
Disclosure of internal credit grades [line items]
Credit exposure	50	20
Higher risk (B- and below) [member] | 11.35% to 100% | Loan commitments [member] | Impairment allowance [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Credit exposure	0	3
Higher risk (B- and below) [member] | 11.35% to 100% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Credit exposure	21	38
Higher risk (B- and below) [member] | 11.35% to 100% | Loan commitments [member] | Impairment allowance [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of internal credit grades [line items]
Credit exposure	£ 0	£ 0